Income Taxes - Reconciliation of Income Taxes at Statutory Federal Income Tax Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory rate (as a percent)	34.00%
U.S. federal statutory income tax at 34%			$ 62,944	$ 68,691
Research tax credits			2,235	1,605
Stock-based compensation			(4,340)	(11,060)
Change in valuation allowance			(54,823)	(60,318)
Donation of common stock to the Cloudera Foundation			(7,335)	0
Other			(868)	(28)
Total provision for income taxes	$ (1,451)	$ (970)	$ (2,187)	$ (1,110)